Debt Settlement (Details) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 11, 2006	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2007	Feb. 28, 2015
Debt Settlement (Textual)
Accrued interest							$ 333,563
Scheduled payment plan calls for payments totaling				$ 0			$ 260,000
Gain on debt extinguishment					$ 73,562
Company repaid debt		$ 16,795	$ 67,140	201,420	41,785
Remaining balance amount				$ 16,795	$ 218,215
Loss contingency	$ 592,312					$ 592,312